Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary of future expense of the prepaid advisory fees
2012	$405,289
2013	168,871
Total	$574,160

Reconciliation of the value of asset retirement obligation

	For the years ended December 31,
	2011	2010
Balance, beginning of period	$507,280	-
Liabilities incurred	61,469	478,208
Accretion expense	44,125	28,042
Change in estimate	-	1,030
Balance, end of period	$612,874	$507,280